EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

10.    EARNINGS PER SHARE

Earnings per share are calculated by dividing income attributable to Grupo Supervielle´s shareholders by the weighted average number of outstanding common shares during the period. As Grupo Supervielle does not have preferred shares or debt convertible into shares, basic earnings are equal to diluted earnings per share.

	12/31/2025	12/31/2024	12/31/2023
Income attributable to shareholders of the group	(37,571,322)	137,459,742	147,861,490
Weighted average of oustanding ordinary shares (thousands)	437,731	439,664	442,727
Income per share	(85.83)	312.65	333.98